Discontinued Operation (Operating Results Of Discontinued Operation) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Discontinued Operation [Abstract]
Total interest income	$ 21.2	$ 34.2
Total interest expense	(19.0)	(17.8)
Other income	3.0	0.1
Operating expenses	(2.2)	(4.4)
Income (loss) from discontinued operation before provision for income taxes	3.0	12.1
Provision for income taxes	(0.7)	(2.4)
Income (loss) from discontinued operation, net of taxes	$ 2.3	$ 9.7